Financial assets and liabilities - Financing activity (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Lease obligations		$ 370,000,000		$ 374,000,000
New lease liabilities incurred during the year		47,000,000
Lease liability Repayment		51,000,000
Proceeds from borrowings	$ 1,000,000		$ 214,000,000
Global Asset Based Loan Facility
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings		0		0
Notional amount		333,000,000		$ 272,000,000
Available Borrowing Base		333,000,000
Global Asset Based Loan Facility When sufficient Working Capital is available [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 355,000,000